Bank borrowings	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Bank borrowings

Note 10 - Bank borrowings

At December 31, 2025 and June 30, 2026, bank borrowings consisted of the following:

	Term of	Annual	December 31	June 30
	repayments	interest rate	2025	2026
			S$’000	S$’000
Property loan (secured)	Within 27 years	3.75% (Dec 2025) 1.45% (June 2026)	398	392
Total:			398	392

Representing: -
Within 12 months			10	11
Between 2 – 3 years			11	30
Over 3 – 5 years			35	29
Over 5 years			342	322
			398	392

Term loan of S$500,000 was an unsecured borrowing from OCBC bank in 2020 with an annual fixed interest rate of 2.5%. The loan is for a period of 5 years up to 2025. This amount was used to finance the expansion of the business. The term loan has matured in June 30, 2025.

Mortgage loan of S$420,000 was a secured borrowing from OCBC bank in 2023. The loan is for a period of 27 years up to 2050 with an annual variable interest rate of 4.82%. The variable interest rate has been revised to 1.45% as at June 30, 2026 by OCBC bank. This amount was used to finance the purchasing of our office at 7030 Ang Mo Kio Avenue 5 #09-102 Singapore 569880.

The Company’s bank borrowings currently are guaranteed by a personal guarantee from Joyce Lee Jue Hui, director and shareholder of the Company.